Reportable Segments (Operating Income (Loss)) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Operating income (loss)	$ 716	$ 729	$ 690	$ 726	$ 713	$ 738	$ 669	$ 782	$ 2,861	$ 2,902	$ 2,684
Restructuring and merger and acquisition-related costs									(63)	(38)	(45)
Other operating items, net									19	9	139
Interest expense									(457)	(411)	(392)
Interest income									64	32	24
Loss on early extinguishment of debt									(49)	0	0
Pension settlement charges	(352)				(211)				(352)	(211)	0
Other items, net									(88)	(82)	(52)
Earnings from continuing operations before income taxes and equity in loss of investee companies									1,979	2,230	2,264
Provision for income taxes									(633)	(628)	(676)
Equity in loss of investee companies, net of tax									(37)	(50)	(34)
Net earnings from continuing operations	40	418	397	454	271	466	373	442	1,309	1,552	1,554
Net loss from discontinued operations, net of tax									(952)	(291)	(141)
Net earnings	(41)	592	58	(252)	(113)	478	423	473	357	1,261	1,413
Operating Segments And Corporate Non Segment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	760	729	690	726					2,905	2,931	2,590
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating income (loss)					751	738	669	773		2,931
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	469	350	351	403	374	352	355	452	1,573	1,533	1,302
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	203	296	255	250	220	287	228	230	1,004	965	949
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	45	47	29	15	38	44	27	13	136	122	115
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	139	106	128	124	218	123	130	151	497	622	488
Corporate [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	(96)	(70)	(73)	(66)	(99)	(68)	(71)	(73)	(305)	(311)	(264)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Restructuring and merger and acquisition-related costs	(63)	0	0	0	(38)	0	0	0	(63)	(38)	(45)
Other operating items, net	$ 19	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9	$ 19	$ 9	$ 139